Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	WADDELL & REED INVESTED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0001141323
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 22, 2012
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Supplement [Text Block]	wrip1141323_SupplementTextBlock

InvestEd Portfolios

Supplement dated February 22, 2012 to the

InvestEd Portfolios Prospectus

dated April 29, 2011

and as supplemented October 10, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7 and 11 of the InvestEd Portfolios prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds.

Waddell & Reed InvestEd Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wrip1141323_SupplementTextBlock

InvestEd Portfolios

Supplement dated February 22, 2012 to the

InvestEd Portfolios Prospectus

dated April 29, 2011

and as supplemented October 10, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7 and 11 of the InvestEd Portfolios prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds.

Waddell & Reed InvestEd Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wrip1141323_SupplementTextBlock

InvestEd Portfolios

Supplement dated February 22, 2012 to the

InvestEd Portfolios Prospectus

dated April 29, 2011

and as supplemented October 10, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7 and 11 of the InvestEd Portfolios prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds.

Waddell & Reed InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wrip1141323_SupplementTextBlock

InvestEd Portfolios

Supplement dated February 22, 2012 to the

InvestEd Portfolios Prospectus

dated April 29, 2011

and as supplemented October 10, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7 and 11 of the InvestEd Portfolios prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds.